Other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other non financial liabilities [Abstract]
Disclosure of other non financial liabilities [Text Block]
The total Other non-financial liabilities are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Parent dividend provisioned according to policy	9,164,337	25,680,792
Outstanding parent dividends (1)	1,277,316	6,079,036
Subsidiaries dividends according to policy	9,519,201	11,327,951
Total dividends payable	19,960,854	43,087,779
Income received in advance	1,357,178	6,866
Others	332,347	421,985
Total	21,650,379	43,516,630
Current	21,650,379	43,516,630
Total	21,650,379	43,516,630

(1)	See Note 28 – Common Shareholders’ Equity, dividends.